Income Taxes - Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Domestic	$ 15,523	$ 27,817	$ 19,934
Foreign	5,716	1,198	8,202
Income before income taxes	$ 21,239	$ 29,015	$ 28,136